Document and Entity Information	Oct. 26, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000740806
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 26, 2020
Entity Registrant Name	F&M BANK CORP
Entity Incorporation, State or Country Code	VA
Entity File Number	000-13273
Entity Tax Identification Number	54-1280811
Entity Address, Address Line One	P.O. Box 1111
Entity Address, City or Town	Timberville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22853
City Area Code	540
Local Phone Number	896-8941
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false